OTHER LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
OTHER LOANS PAYABLE
OTHER LOANS PAYABLE

NOTE 10 - OTHER LOANS PAYABLE

On June 15, 2020, Hempacco entered into a loan agreement with a third party whereby the Company received $85,000. The terms of the loan were for one year, with 0% interest. On January 15, 2021, the lender further advanced $83,328 on the same terms. In December 2021, a letter agreement and loan extension were signed by the lender in which it was confirmed that the new maturity date of the loan would be August 15, 2023. The maturity date was subsequently extended to August 15, 2024. As of September 30, 2023, and December 31, 2022, the balance outstanding was $136,173 and $142,770, respectively.

In July 2021, the Company secured a line of credit facility with First Citizens Bank in the amount of $100,000. The line of credit bears interest at a floating rate equal to 1.0% above the Wall Street Journal Prime Rate at any time and matured in July 2023. On July 1, 2023, the facility was renewed for an additional 12 months and will be reviewed by the bank for potential renewal on June 30, 2024. The line of credit is guaranteed by the CEO of the Company. As of September 30, 2023, and December 31, 2022, $100,000 and $0, respectively, were owed on the line of credit. On September 30, 2023, the interest rate on the facility was 9.25%.

NOTE 10 – OTHER LOANS PAYABLE

On June 15, 2020, Hempacco entered into a loan agreement with a third party whereby the Company received $85,000. The terms of the loan were for one year, with 0% interest. On January 15, 2021, the lender advanced a further $83,328 on the same terms. In December 2021, a letter agreement and loan extension were signed by the lender in which it was confirmed that the new maturity date of the loan would be August 15, 2023. As of December 31, 2022, and December 31, 2021, the balance outstanding was $142,770 and $168,328 respectively. The lender, also a customer, advanced a deposit of $40,000 for the purchase of 10 vending kiosks which were delivered in February 2022.

In July 2021, the Company secured a line of credit facility with First Citizens Bank in the amount of $100,000. The line of credit bears interest at a floating rate equal to 1.0% above the Wall Street Journal Prime Rate at any time and matures in July 2023. The line of credit is guaranteed by the CEO of the Company. As of December 31, 2022, $0 was owed on the line of credit.